Major Transactions	12 Months Ended
Dec. 31, 2024
Major Transactions
Major Transactions

6. Major Transactions

Kargobot

In the third quarter of 2023, Kargobot (formerly known as Guangzhou Kargobot Technology Co., Ltd. and renamed to Ordos Kargobot Technology Co., Ltd. in June 2024), the Group’s subsidiary engaged in autonomous trunk line freight business, entered into a series of agreements (“Kargobot Agreements”) with external investors and the Group. Pursuant to the Kargobot Agreements, Kargobot increased its registered share capital of RMB303 for a total consideration of RMB295,000 to external investors. Upon the completion of the transaction on September 28, 2023, the Group no longer held the controlling financial interests in Kargobot, therefore Kargobot was deconsolidated from the Group after September 28, 2023. Accordingly, a gain of RMB761,206 was recognized in other operating income (loss), net in the consolidated income statement for the year ended December 31, 2023, measured as the difference between the fair value of the Group’s investment in Kargobot’s shares as well as other debt investments in Kargobot in the total amount of RMB786,934, and the carrying amount of net assets of Kargobot in the amount of RMB25,728 as of September 28, 2023.

The fair value of the Group investment in Kargobot’s shares upon the closing of the deconsolidation of RMB528,709 was determined by the Group with assistance of a third-party appraiser, using option-pricing model (“OPM”) and back-solve method. In the fourth quarter of 2023, the Group entered into a supplemental agreement with Kargobot, pursuant to which the Group’s investment in Kargobot’s shares has a substantive redemption provision. Therefore, the Group’s investment in Kargobot’s shares are not in-substance ordinary shares and the Group measured its investment in Kargobot’s shares at fair value through profit or loss.

In the second quarter of 2024, Kargobot entered into an agreement with external investors to increase its registered share capital of RMB437 with a total cash consideration of RMB600,000. As of December 31, 2024, the fair value of the Group’s investment in Kargobot’s shares of RMB688,300 was determined by the Group with assistance of a third-party appraiser, using OPM and back-solve method, and a gain of RMB159,591 was recognized in the investment income (loss), net in the consolidated income statement for the year ended December 31, 2024.

6. Major Transactions (Continued)

Sale of certain smart auto business

On August 27, 2023, the Group entered into a share purchase agreement (“SPA”) with XPeng Inc. (“XPeng”) to sell 100% of issued share capital of Xiaoju Smart Auto Co. Limited and its subsidiaries, in consideration of class A ordinary shares issued by XPeng. Xiaoju Smart Auto Co. Limited was the Group’s wholly owned subsidiary and was engaged in certain smart auto business.

The total consideration includes a) 58,164,217 XPeng Class A ordinary shares shall be issued on the date of the Initial Closing; b) 4,636,447 XPeng Class A ordinary shares shall be issued on the date of the closing of start of production (“SOP”) milestone; c) additional XPeng Class A ordinary shares up to 14,054,605 shall be issued on the applicable date, if the first earn-out period milestone is achieved; and d) additional XPeng Class A ordinary shares up to 14,276,521 shall be issued on the applicable date if the second earn-out period milestone is achieved.

On November 13, 2023 (the “Initial Closing”), the Group completed the sale and received 58,164,217 XPeng Class A ordinary shares. As a result, the Group’s 100% equity interest of Xiaoju Smart Auto Co. Limited was transferred to XPeng.

Upon the completion of the Initial Closing, the Group measured the total consideration, including the contingent considerations, at fair value. The fair value of the total consideration upon the Initial Closing was RMB3,540,849 and was determined by the Group with the assistance of a third-party appraiser. The fair value of the contingent considerations was determined using a scenario-based model. Subsequently, the Group measured the contingent considerations at fair value at each reporting period.

The Group also simultaneously entered into a strategic cooperation agreement with XPeng pursuant to which the Group provides technology and marketing services to XPeng, within a pre-defined period. These services are considered separate performance obligations in this arrangement. A portion of the total consideration was deferred as contract liabilities at Initial Closing for the future obligation of providing technology and marketing services to XPeng. The fair value of the contract liabilities was determined by the Group with the assistance of a third-party appraiser, using income approach (Level 3).

The specified smart auto business was an integral part of the Group’s existing operations and did not represent a separate major line of business or geographical area of operations. Furthermore, the decision to sell the business was not part of a single, coordinated plan aimed at disposing of a separate major line of business or geographical area of operations. Therefore, the sale does not meet the criteria for reporting as a discontinued operation.

Upon the completion of the Initial Closing, a gain of RMB2,078,178 on the sale of certain smart auto business was recorded in other operating income (loss), net in the consolidated income statement for the year ended December 31, 2023, measured as the difference between the fair value of the total consideration excluding the contract liabilities recognized for providing technology and marketing services to XPeng in the amount of RMB3,140,036 and the carrying value of the net assets of certain smart auto business in the total amount of RMB1,061,858 as of November 13, 2023.

In August 2024, the SOP milestone above mentioned was achieved and the Group received 4,636,447 XPeng Class A ordinary shares as the pre-agreed contingent consideration. Changes in the fair value of the remaining contingent consideration were insignificant during the year of 2024.